CONDENSED BALANCE SHEETS - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash	$ 6,220,000
Prepaid expenses	2,109,000	$ 1,722,000
Current assets	38,750,000	18,489,000
Total assets	134,637,000	99,744,000
Current Liabilities
Current liabilities	569,496,000	138,049,000
Total liabilities	573,888,000	440,100,000
Commitments and Contingencies
Stockholders' Equity:
Common Stock, Value, Issued	3,000	3,000
Additional paid-in capital	5,184,000	5,184,000
Retained earnings	(444,438,000)	(345,543,000)
Total stockholders' (deficit)	(439,251,000)	(340,356,000)
Total liabilities and stockholders' equity	134,637,000	99,744,000
Mudrick Capital Acquisition Corporation [Member]
Current Assets
Cash	208,536	535,946
Prepaid income taxes	95,275	0
Prepaid expenses	3,966	52,295
Current assets	307,777	588,241
Investments held in Trust Account	215,385,757	212,916,691
Total assets	215,693,534	213,504,932
Current Liabilities
Accounts payable and accrued expenses	334,619	201,392
Income taxes payable	0	555,449
Current liabilities	334,619	756,841
Deferred underwriting fees	7,280,000	7,280,000
Total liabilities	7,614,619	8,036,841
Commitments and Contingencies
Class A common stock subject to possible redemption, $0.0001 par value; 5,571,215 and 20,106,823 shares as of March 31, 2020 and December 31, 2019, respectively (at redemption value of $10.10 per share)	203,078,914	200,468,083
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding as of March 31, 2020 and December 31, 2019	0	0
Additional paid-in capital	711,409	3,322,214
Retained earnings	4,288,003	1,677,179
Total stockholders' (deficit)	5,000,001	5,000,008
Total liabilities and stockholders' equity	215,693,534	213,504,932
Mudrick Capital Acquisition Corporation [Member] | Class A common stock
Stockholders' Equity:
Common Stock, Value, Issued	69	95
Mudrick Capital Acquisition Corporation [Member] | Common Class B [Member]
Stockholders' Equity:
Common Stock, Value, Issued	$ 520	$ 520